Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other accounts payable

	12.31.2024	12.31.2023
Generation deviation – wind projects (Note 32.2.9)	498,666	299,264
Judicial settlement (a)	444,409	—
Payments/returns to consumers	149,432	60,498
Public lighting rate collected	75,288	68,253
Aneel Order No. 084/2017 provision	46,690	42,164
Pledges in guarantee	35,145	43,297
Financial offset for the use of water resources	32,103	31,352
Other liabilities (b)	164,483	140,114
	1,446,216	684,942
Current	1,199,195	537,810
Noncurrent	247,021	147,132
(a) The balance includes the judicial agreement resulting from the arbitral process (Note 25.1).
(b) The balance for 2023 includes the advance received for the UEGA sale transaction, in the amount of R$58,132 in the Consolidated (Note 37).